Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.45%
Aerospace & Defense–2.06%
Airbus SE (France)	502,334	$100,996,793
General Electric Co.	482,046	130,673,029
		231,669,822
Application Software–1.64%
Intuit, Inc.	88,464	69,455,741
Salesforce, Inc.	345,716	89,308,814
Tyler Technologies, Inc.(b)(c)	43,800	25,603,728
		184,368,283
Asset Management & Custody Banks–0.82%
KKR & Co., Inc., Class A	628,611	92,141,800
Automobile Manufacturers–0.40%
Tesla, Inc.(b)	144,028	44,399,512
Automotive Retail–0.45%
Valvoline, Inc.(b)(c)	1,421,701	50,114,960
Biotechnology–0.58%
Gilead Sciences, Inc.	374,427	42,044,408
Natera, Inc.(b)	176,677	23,614,648
		65,659,056
Broadline Retail–5.33%
Amazon.com, Inc.(b)	2,557,868	598,822,477
Construction Materials–1.29%
CRH PLC	1,519,414	145,028,066
Consumer Finance–2.33%
American Express Co.	358,983	107,447,202
Capital One Financial Corp.	716,924	154,138,660
		261,585,862
Consumer Staples Merchandise Retail–1.62%
Walmart, Inc.	1,851,840	181,443,283
Diversified Banks–2.58%
JPMorgan Chase & Co.	979,193	290,076,134
Diversified Financial Services–1.14%
Equitable Holdings, Inc.	2,501,503	128,452,179
Electric Utilities–1.35%
Constellation Energy Corp.	126,081	43,856,015
PPL Corp.	3,016,986	107,676,230
		151,532,245
Electrical Components & Equipment–1.70%
Emerson Electric Co.	413,733	60,202,289
Hubbell, Inc.	297,482	130,142,425
		190,344,714
Gas Utilities–1.12%
Atmos Energy Corp.	809,138	126,160,797
Health Care Distributors–0.92%
Cencora, Inc.	359,487	102,842,041
Shares		Value
Health Care Equipment–3.24%
Boston Scientific Corp.(b)	1,316,688	$138,146,905
Medtronic PLC	1,699,632	153,374,791
Zimmer Biomet Holdings, Inc.(c)	786,735	72,104,263
		363,625,959
Health Care Facilities–0.55%
Tenet Healthcare Corp.(b)	383,445	61,842,010
Health Care REITs–0.52%
Welltower, Inc., REIT	354,213	58,469,940
Health Care Services–0.85%
CVS Health Corp.	1,542,182	95,769,502
Health Care Supplies–0.98%
Alcon AG(c)	565,271	49,489,476
Cooper Cos., Inc. (The)(b)(c)	854,555	60,408,493
		109,897,969
Home Improvement Retail–0.42%
Lowe’s Cos., Inc.	208,805	46,682,534
Homebuilding–0.44%
D.R. Horton, Inc.	342,841	48,971,408
Hotels, Resorts & Cruise Lines–0.87%
Royal Caribbean Cruises Ltd.(c)	306,421	97,402,043
Household Products–0.68%
Procter & Gamble Co. (The)	503,814	75,808,893
Industrial Machinery & Supplies & Components–1.76%
Otis Worldwide Corp.	1,191,974	102,140,252
Parker-Hannifin Corp.	130,950	95,842,305
		197,982,557
Industrial REITs–0.87%
Prologis, Inc., REIT	914,200	97,618,276
Insurance Brokers–0.96%
Arthur J. Gallagher & Co.	373,958	107,419,436
Integrated Oil & Gas–2.30%
Chevron Corp.	949,235	143,941,995
Suncor Energy, Inc. (Canada)	2,892,101	114,122,306
		258,064,301
Integrated Telecommunication Services–1.47%
AT&T, Inc.	6,021,524	165,049,973
Interactive Media & Services–8.21%
Alphabet, Inc., Class A	2,804,395	538,163,401
Meta Platforms, Inc., Class A	495,878	383,531,880
		921,695,281
Internet Services & Infrastructure–0.48%
MongoDB, Inc.(b)	134,807	32,069,237
Snowflake, Inc., Class A(b)	95,388	21,319,218
		53,388,455
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
Investment Banking & Brokerage–1.84%
Charles Schwab Corp. (The)	2,115,269	$206,725,239
Life Sciences Tools & Services–1.16%
Lonza Group AG (Switzerland)	186,733	130,147,091
Movies & Entertainment–1.16%
Walt Disney Co. (The)	1,090,791	129,924,116
Multi-line Insurance–1.36%
American International Group, Inc.	1,964,621	152,513,528
Multi-Utilities–0.45%
Ameren Corp.	503,651	50,934,226
Oil & Gas Storage & Transportation–0.86%
Cheniere Energy, Inc.	407,215	96,053,874
Passenger Ground Transportation–1.46%
Uber Technologies, Inc.(b)	1,865,389	163,687,885
Pharmaceuticals–1.44%
AstraZeneca PLC, ADR (United Kingdom)	539,954	39,465,238
Eli Lilly and Co.	165,001	122,112,290
		161,577,528
Restaurants–0.86%
McDonald’s Corp.	323,553	97,088,549
Semiconductor Materials & Equipment–0.79%
ASML Holding N.V., New York Shares (Netherlands)(c)	127,837	88,809,642
Semiconductors–12.89%
Broadcom, Inc.	1,142,478	335,545,788
NVIDIA Corp.	5,704,624	1,014,681,471
Texas Instruments, Inc.	531,597	96,250,953
		1,446,478,212
Soft Drinks & Non-alcoholic Beverages–0.52%
Keurig Dr Pepper, Inc.	1,774,374	57,933,311
Specialty Chemicals–0.80%
DuPont de Nemours, Inc.	1,252,761	90,073,516
Systems Software–12.68%
Microsoft Corp.	1,996,138	1,064,939,623
Oracle Corp.	836,342	212,238,510
ServiceNow, Inc.(b)	155,085	146,263,765
		1,423,441,898
Shares		Value
Technology Hardware, Storage & Peripherals–5.38%
Apple, Inc.	2,908,665	$603,751,594
Telecom Tower REITs–0.62%
American Tower Corp.	334,738	69,756,052
Tobacco–1.85%
Philip Morris International, Inc.	1,269,081	208,192,738
Transaction & Payment Processing Services–3.40%
Fiserv, Inc.(b)	1,017,379	141,354,639
Mastercard, Inc., Class A	423,492	239,895,513
		381,250,152
Total Common Stocks & Other Equity Interests (Cost $6,892,076,821)		11,162,668,919
Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	21,424,402	21,424,402
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	39,788,175	39,788,175
Total Money Market Funds (Cost $61,212,577)		61,212,577
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $6,953,289,398)		11,223,881,496
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.70%
Invesco Private Government Fund, 4.32%(d)(e)(f)	53,031,204	53,031,204
Invesco Private Prime Fund, 4.46%(d)(e)(f)	138,133,808	138,161,435
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $191,194,725)		191,192,639
TOTAL INVESTMENTS IN SECURITIES–101.70% (Cost $7,144,484,123)		11,415,074,135
OTHER ASSETS LESS LIABILITIES—(1.70)%		(190,331,164)
NET ASSETS–100.00%		$11,224,742,971
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,133,687	$514,436,067	$(502,145,352)	$-	$-	$21,424,402	$783,371
Invesco Treasury Portfolio, Institutional Class	16,967,494	955,381,266	(932,560,585)	-	-	39,788,175	1,443,526
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,212,951	587,188,713	(559,370,460)	-	-	53,031,204	711,792*
Invesco Private Prime Fund	65,729,419	1,341,306,237	(1,268,869,268)	4,206	(9,159)	138,161,435	1,967,324*
Total	$117,043,551	$3,398,312,283	$(3,262,945,665)	$4,206	$(9,159)	$252,405,216	$4,906,013

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,931,525,035	$231,143,884	$—	$11,162,668,919
Money Market Funds	61,212,577	191,192,639	—	252,405,216
Total Investments	$10,992,737,612	$422,336,523	$—	$11,415,074,135
Invesco Main Street Fund®